OPERATING PROVISIONS (REVERSALS) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING CHARGES (REVERSALS), NET
Guarantees	R$ 18,444	R$ 29,913	R$ 30,265
Onerous contracts	(1,493,469)	2,194,498	366,477
Provision/(Reversal) for Losses on Investments	(335,592)	1,479,088	489,753
Impairment loss	640,631	5,681,018	5,979,596
Provision for ANEEL - CCC	985,573	741,623
Market Value Adjustment	(551)	41	67,107
Impairment BRR			(148,637)
TFRH	517,727	346,328
Hydrological Risk		(451,340)	451,340
Other	484,761	500,951	749,943
Operating Charges (Reversals), Net	5,746,873	16,866,539	12,012,689
Reversal of onerous contracts provision	2,477,476	1,288,015	230,482
Accumulated amount of provision	1,183,584	665,856
Distribution
OPERATING CHARGES (REVERSALS), NET
Reversal of onerous contracts provision	1,079,433	57,897
Amazonas Distribuidora | Distribution
OPERATING CHARGES (REVERSALS), NET
Provision for ANEEL - CCC	917,499
Reversal of onerous contracts provision	812,694
Other distributors | Distribution
OPERATING CHARGES (REVERSALS), NET
Reversal of onerous contracts provision	86,452
Accounts receivable
OPERATING CHARGES (REVERSALS), NET
Impairment of assets	520,369	334,383	642,924
Financing and Loans
OPERATING CHARGES (REVERSALS), NET
Impairment of assets	10,582	17,290	15,755
Provisions for contingencies
OPERATING CHARGES (REVERSALS), NET
Contingencies	R$ 4,398,398	R$ 5,992,745	R$ 3,368,167